DISCONTINUED OPERATION (Tables)	12 Months Ended
Mar. 31, 2022
DISCONTINUED OPERATION
Schedule of discontinued operations

The results of discontinued operations for years ended March 31, 2021 and 2020 are as follows:

	For the years ended March 31,
	2021	2020
	USD	USD
Net Revenues	545,718	4,520,585
Operating costs and development	8,082,165	24,942,630
(Loss) income from discontinued operations	(7,536,447)	(20,422,045)
Other income (expense), net	1,097,265	365,927
(Loss) income before tax	(6,439,182)	(20,056,118)
Income tax provision	367	3,778,776
Net (loss) income from discontinued operations, net of tax	(6,439,549)	(23,834,894)
Gain on sale of discontinued operations, net of taxes	3,164,802	—
Net (loss) from disposition of subsidiaries	(3,274,747)	(23,834,894)